Debt And Credit Facilities- Scheduled debt repayments-(Details) CAD in Millions	Dec. 31, 2017 CAD
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	CAD 15,646.0
2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	2,207.0
2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	313.0
2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	39.0
2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	1,444.0
2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	272.0
Thereafter
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Scheduled principal repayments for finance leases, short term debt and long term debt	CAD 11,371.0